 [LOGO OF Genworth]                                   Genworth Life & Annuity

                                                      6610 West Broad Street
                                                      Richmond, VA 23230

May 2, 2016

VIA EDGAR

The United States Securities
  and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:  Genworth Life & Annuity VA Separate Account 1
     Genworth Life and Annuity Insurance Company
     File Nos. 333-67904; 811-05343

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933 and on behalf of Genworth Life & Annuity VA Separate Account 1 (the "Separate Account") and Genworth Life and Annuity Insurance Company (the "Company"), we certify that the form of prospectus and the form of the Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 does not differ from the form of prospectus and the form of the Statement of Additional Information contained in Post-Effective Amendment No. 22 to the Registration Statement for the Company and the Separate Account, which was filed electronically on April 26, 2016, and became effective on May 1, 2016.

Please contact the undersigned at 804.289.3545 should you have any questions regarding this filing.

Sincerely,

/s/ Michael D. Pappas
--------------------------
Michael D. Pappas
Associate General Counsel